ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Feb. 02, 2018
Equity [Abstract]
Components of Accumulated Other Comprehensive Loss, Net of Tax
The following table presents changes in accumulated other comprehensive income (loss), net of tax, by the following components for the periods indicated:

	Foreign Currency Translation Adjustments	Investments	Cash Flow Hedges	Pension and Other Postretirement Plans	Accumulated Other Comprehensive Income (Loss)
	(in millions)
Balances as of January 29, 2016	$(358)	$—	$34	$—	$(324)
Other comprehensive income (loss) before reclassifications	(254)	(17)	20	19	(232)
Amounts reclassified from accumulated other comprehensive loss	—	1	(43)	—	(42)
Total change for the period	(254)	(16)	(23)	19	(274)
Less: Change in comprehensive income (loss) attributable to non-controlling interests	—	(3)	—	—	(3)
Balances as of February 3, 2017	(612)	(13)	11	19	(595)
Other comprehensive income (loss) before reclassifications	791	31	(248)	13	587
Amounts reclassified from accumulated other comprehensive loss	—	2	134	—	136
Total change for the period	791	33	(114)	13	723
Less: Change in comprehensive loss attributable to non-controlling interests	—	(2)	—	—	(2)
Balances as of February 2, 2018	$179	$22	$(103)	$32	$130

Reclassifications Out of Accumulated Other Comprehensive Loss, Net of Tax, to Net Income (Loss)
The following table presents reclassifications out of accumulated other comprehensive loss, net of tax, to net income (loss) for the periods presented:

	Fiscal Year Ended
	February 2, 2018			February 3, 2017
	Investments	Cash Flow Hedges	Total	Investments	Cash Flow Hedges	Total
	(in millions)
Total reclassifications, net of tax:
Net revenue	$—	$(77)	$(77)	$—	$57	$57
Cost of net revenue	—	(57)	(57)	—	(13)	(13)
Interest and other, net	(2)	—	(2)	(1)	(1)	(2)
Total reclassifications, net of tax	$(2)	$(134)	$(136)	$(1)	$43	$42